Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation – The financial statements of the Plan are prepared on an accrual basis of accounting.
Payment of Benefits	Payment of Benefits – Benefits are recorded when paid.
Valuation of Investments and Income Recognition

Valuation of Investments and Income Recognition – Purchases and sales of securities are accounted for as of the trade date. Interest and dividend income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year. The Plan’s investments are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for further discussion and disclosures related to fair value.

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedule. Actual results could differ from those estimates.

Plan Termination

Wesbanco, Inc. 401(k) Plan

Notes to the Financial Statements

December 31, 2025 and 2024

Note 2 – Summary of Significant Accounting Policies (continued)

Plan Termination – Although it has not expressed any intent to do so, Wesbanco has the right to amend or terminate the Plan at any time. In the event that the Plan is completely or partially terminated or Wesbanco determines it will permanently discontinue making contributions to the Plan, all property then credited to the participants’ accounts will immediately become fully vested and non-forfeitable. The Trustee will be directed to either continue to hold the property in the participants’ accounts in accordance with provisions of the Plan or distribute to such participants all property allocated to their accounts.

Loans to Participants

Loans to Participants – Loans to participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans can either be charged a late fee or be called due to a default of payment in principal and interest, at which time the participant loan would be reclassified as a distribution based upon the terms of the Plan.

Contributions	Contributions – Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.